Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
CIK	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs Dynamic Global Equity Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAPAX
Goldman Sachs Dynamic Global Equity Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAXCX
Goldman Sachs Dynamic Global Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAPIX
Goldman Sachs Dynamic Global Equity Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAPSX
Goldman Sachs Dynamic Global Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAPTX
Goldman Sachs Dynamic Global Equity Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAPRX
Goldman Sachs Dynamic Global Equity Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAPUX
Goldman Sachs Dynamic Global Equity Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GADPX